Note 21 - Related Parties (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		901,472
Mr. Dussan's Sibling [Member]
Payments to Employees		$ 149	$ 162
Mr. Dussan's Sibling [Member] | Restricted Stock Units (RSUs) [Member]
Payments to Employees	$ 77
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	2,000	2,000	750